Accrued Liabilities	12 Months Ended
Oct. 31, 2012
Accrued Liabilities

Note 8—Accrued Liabilities

Accrued liabilities consisted of the following as of the dates indicated:

	October 31,
In thousands	2012	2011
Accrued employee compensation and benefits	$57,251	$56,236
Accrued sales and payroll taxes	11,988	14,187
Accrued interest	10,264	10,782
Derivative liability	3,860	12,297
Other liabilities	31,528	39,442

	$114,891	$132,944